Financial assets and liabilities - Forward foreign exchange contract (Details) - Level 2 - Commodity forward contracts $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value of contracts when initiated	$ 0
Premium paid or received	$ 0